Interests in entities - Interests in group companies (Detail)	12 Months Ended
Dec. 31, 2023
Philips (China) Investment Company Ltd [Member]
Interests in entities [Line Items]
Name of subsidiary	Philips (China) Investment Company, Ltd.
Principal place of business of subsidiary	China
Philips Medizin Systeme Boblingen GmbH [Member]
Interests in entities [Line Items]
Name of subsidiary	Philips Medizin Systeme Böblingen GmbH
Principal place of business of subsidiary	Germany [1]
Philips Japan, Ltd. [member]
Interests in entities [Line Items]
Name of subsidiary	Philips Japan, Ltd.
Principal place of business of subsidiary	Japan
Philips Consumer Lifestyle BV [Member]
Interests in entities [Line Items]
Name of subsidiary	Philips Consumer Lifestyle B.V.
Principal place of business of subsidiary	Netherlands
Philips Medical Systems (Cleveland), Inc. [Member]
Interests in entities [Line Items]
Name of subsidiary	Philips Medical Systems (Cleveland), Inc.
Principal place of business of subsidiary	United States
ATL International LLC [Member]
Interests in entities [Line Items]
Name of subsidiary	ATL International LLC
Principal place of business of subsidiary	United States
Philips North America LLC [Member]
Interests in entities [Line Items]
Name of subsidiary	Philips North America LLC
Principal place of business of subsidiary	United States
Philips RS North America LLC [Member]
Interests in entities [Line Items]
Name of subsidiary	Philips RS North America LLC
Principal place of business of subsidiary	United States

[1]	Application of Sec. 264 (3) and Sec. 264b HGB (German Commercial Code) for fully consolidated legal entities: Philips GmbH, Hamburg; Philips Medical Systems DMC GmbH, Hamburg; Respironics Deutschland GmbH & Co. KG, München; Philips Medizin Systeme Hofheim-Wallau GmbH, Hamburg; Philips Medizin Systeme Böblingen GmbH, Böblingen; TomTec Imaging Systems GmbH, Unterschleißheim; Forecare GmbH, Ratingen.